UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4717

                          Safeco Resource Series Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.


As of September 30, 2004
Safeco RST Growth Opportunities Portfolio
(Unaudited)

                                                                                                                       VALUE
 SHARES OR PRINCIPAL AMOUNT                                                                                           (000's)
---------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 86.2%

Aerospace & Defense - 2.7%

                    75,800 * Alliant Techsystems, Inc.                                                                    $4,586
                   145,100 * DRS Technologies, Inc.                                                                        5,433

Application Software - 3.1%

                   216,200 * MICROS Systems, Inc.                                                                         10,825

Asset Management & Custody Banks - 1.3%

                    87,900 * Affiliated Managers Group, Inc.                                                               4,706

Auto Parts & Equipment - 0.1%

                    50,383 * IMPCO Technologies, Inc.                                                                        247

Biotechnology - 2.4%

                    50,108 * Novavax, Inc.                                                                                   156
                   352,200 * Serologicals Corp.                                                                            8,217

Casinos & Gaming - 4.4%

                   339,400 * Scientific Games Corp.                                                                        6,483
                   184,900 * Station Casinos, Inc.                                                                         9,068

Commercial Printing - 0.5%

                    56,637   R.R. Donnelley & Sons Co.                                                                     1,774

Construction & Farm Machinery & Heavy Trucks - 1.2%

                   190,500 * AGCO Corp.                                                                                    4,309

Construction Materials - 2.0%

                   147,700   Florida Rock Industries, Inc.                                                                 7,236

Consumer Finance - 0.6%

                   124,400 * QC Holdings, Inc.                                                                             1,982

Data Processing & Outsourced Services - 2.7%

                   279,420 * Iron Mountain, Inc.                                                                           9,458

Diversified Commercial Services - 2.4%

                    92,600 * Concorde Career Colleges, Inc.                                                                1,423
                   266,361 * NCO Group, Inc.                                                                               7,179

Electronic Equipment Manufacturers - 2.2%

                   228,700 * Tektronix, Inc.                                                                               7,604

Employment Services - 1.3%

                   185,200 * Monster Worldwide, Inc.                                                                       4,563

Food Distributors - 1.3%

                   178,300   Fresh Del Monte Produce, Inc.                                                                 4,441

Food Retail - 1.0%

                   183,000   Casey's General Stores, Inc.                                                                  3,402

Footwear - 2.0%

                   123,500 * Steven Madden, Ltd.                                                                           2,180
                    88,300 * Timberland Co. (Class A)                                                                      5,015

Health Care Equipment - 0.8%

                     8,200 * American Medical Alert Corp.                                                                     33
                   280,000 * Conceptus, Inc.                                                                               2,596
                    86,970 * Med-Design Corp.                                                                                 84
                   392,000 * SpectRx, Inc.                                                                                   161

Health Care Services - 4.3%

                   325,400 * American Healthways, Inc.                                                                     9,472
                   204,750 * Matria Healthcare, Inc.                                                                       5,796

Health Care Supplies - 2.6%

                   296,700   PolyMedica Corp.                                                                              9,138

Home Entertainment Software - 1.4%

                   256,700 * THQ, Inc.                                                                                     4,995

Homebuilding - 4.8%

                   540,500 * Champion Enterprises, Inc.                                                                    5,562
                    68,800 * Meritage Homes Corp.                                                                          5,408
                   103,100   Standard Pacific Corp.                                                                        5,812

Housewares & Specialties - 1.1%

                    61,800 * Scotts Co. (Class A)                                                                          3,964

Industrial Machinery - 1.6%

                   157,200   Pentair, Inc.                                                                                 5,488

Internet Software & Services - 3.2%

                   541,000 * Stellent, Inc.                                                                                4,171
                   166,900 * Websense, Inc.                                                                                6,955

IT Consulting & Other Services - 1.2%

                   560,900 * CIBER, Inc.                                                                                   4,218

Life & Health Insurance - 3.7%

                   261,100   Scottish RE Group, Ltd.                                                                       5,527
                   108,000   StanCorp Financial Group, Inc.                                                                7,690

Oil & Gas Drilling - 0.8%

                   145,000 * Pride International, Inc.                                                                     2,870

Oil & Gas Equipment & Services - 1.4%

                   103,600 * FMC Technologies, Inc.                                                                        3,460
                    42,000   Tidewater, Inc.                                                                               1,367

Oil & Gas Exploration & Production - 2.6%

                   109,700 * Forest Oil Corp.                                                                              3,304
                    97,000 * Newfield Exploration Co.                                                                      5,940

Personal Products - 3.3%

                   145,300 * NBTY, Inc.                                                                                    3,133
                   367,200   Nu Skin Enterprises, Inc. (Class A)                                                           8,633

Pharmaceuticals - 1.3%

                   169,200 * Connetics Corp.                                                                               4,572

Real Estate Investment Trust - 1.7%

                    89,700   Alexandria Real Estate Equities, Inc.                                                         5,895

Regional Banks - 4.1%

                   221,833   Fulton Financial Corp.                                                                        4,747
                   104,800   United Bankshares, Inc.                                                                       3,631
                   109,200   Westamerica Bancorporation                                                                    5,994

Semiconductor Equipment - 1.5%

                    46,400 * Actel Corp.                                                                                     705
                    90,400 * Artisan Components, Inc.                                                                      2,632
                    96,300 * DSP Group, Inc.                                                                               2,027

Soft Drinks - 0.8%

                    51,100   Coca-Cola Bottling Co.                                                                        2,760

Specialty Chemicals - 0.5%

                   273,200 * Omnova Solutions, Inc.                                                                        1,647

Specialty Stores - 3.2%

                   290,071 * Harold's Stores, Inc.                                                                           580
                   136,500 * Rent-A-Center, Inc.                                                                           3,530
                   594,100 * Rent-Way, Inc.                                                                                4,070
                   150,200 * West Marine, Inc.                                                                             3,211

Thrifts & Mortgage Finance - 6.7%

                   221,650   Doral Financial Corp.                                                                         9,196
                    80,400   New Century Financial Corp.                                                                   4,842
                   498,400   W Holding Co., Inc.                                                                           9,470

Trucking - 2.4%

                   295,500 * Old Dominion Freight Line, Inc.                                                               8,513

                                                                                                                    -------------

TOTAL COMMON STOCKS   (cost  $231,002)                                                                                   304,086
                                                                                                                    -------------


INDEXED SECURITIES - 5.1%

Indexed Securities - 5.1%

                    91,200   iShares Russell 2000    Growth Index Fund                                                     5,342
                    30,700   iShares Russell 2000    Index Fund                                                            3,500
                    20,300   iShares Russell 2000    Value Index Fund                                                      3,485
                    59,400   iShares S&P SmallCap 600/    BARRA Growth Index Fund                                          5,606

                                                                                                                    -------------

TOTAL INDEXED SECURITIES   (cost  $16,627)                                                                                17,933
                                                                                                                    -------------


WARRANTS - 0.4%

Diversified Commercial Services - 0.0%

                    37,165 * NCO Group, Inc.  (Exp. 9/28/06)++                                                                 1

Health Care Equipment - 0.1%

                    49,880 * Endocare, Inc. (Exp. 11/23/05)  ++                                                                0
                   140,000 * LifePoint, Inc.  (Exp. 4/01/07)++                                                                 0
                    84,000 * LifePoint, Inc.  (Exp. 7/21/07)++                                                                 1
                   250,000 * PhotoMedex, Inc.  (Exp. 6/13/07)++                                                              344
                    92,800 * SpectRx, Inc. (Exp. 6/04/06)++                                                                    3

Pharmaceuticals - 0.3%

                   105,000 * Nastech Pharmaceutical Co.,  Inc. (Exp. 3/19/06)++                                            1,016

                                                                                                                    -------------

TOTAL WARRANTS   (cost  $22)                                                                                               1,365
                                                                                                                    -------------


CASH EQUIVALENTS - 29.7%

Investment Companies

                15,546,168   AIM Short-Term Investments Co.                                                               15,546
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                89,081,624   State Street Navigator    Securities Lending Prime    Portfolio **                           89,082

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $104,628)                                                                                104,628
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $352,279)  -  121.4%                                                                          428,012

           Other Assets, less Liabilities                                                                                (75,375)

                                                                                                                    -------------

NET ASSETS                                                                                                              $352,637
                                                                                                                    =============


* Non-income producing security.

** Represents invested collateral received related to $87,034,624 in securities on loan under securities lending agreements.

++ Securities are valued at fair value as determined under the supervision of the Board of Trustees.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $353,120. Net unrealized appreciation approximated $74,892, of which $98,168 is related to appreciated investment securities and $23,276 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco RST Core Equity Portfolio
(Unaudited)

                                                                                                                       VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                            (000's)
---------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 89.4%

Aerospace & Defense - 3.5%

                    54,000   Northrop Grumman Corp.                                                                       $2,880
                    78,500   United Technologies Corp.                                                                     7,330

Aluminum - 0.6%

                    55,900   Alcoa, Inc.                                                                                   1,878

Asset Management & Custody Banks - 0.6%

                    60,000   Bank of New York Co., Inc.                                                                    1,750

Auto Parts & Equipment - 1.2%

                    63,000   Johnson Controls, Inc.                                                                        3,579

Biotechnology - 1.3%

                    68,200 * Amgen, Inc.                                                                                   3,865

Communication Equipment - 0.8%

                   172,000   Nokia Oyj (ADR)                                                                               2,360

Computer & Electronics Retail - 1.1%

                    60,000   Best Buy Co., Inc.                                                                            3,254

Computer Hardware - 2.9%

                   124,000 * Dell, Inc.                                                                                    4,414
                    50,100   International Business  Machines Corp.                                                        4,295

Computer Storage & Peripherals - 0.6%

                   160,000 * EMC Corp.                                                                                     1,846

Construction & Farm Machinery & Heavy Trucks - 1.9%

                    29,200   Deere & Co.                                                                                   1,885
                    55,500   PACCAR, Inc.                                                                                  3,836

Consumer Finance - 3.2%

                    98,000   American Express Co.                                                                          5,043
                   172,000   MBNA Corp.                                                                                    4,334

Data Processing & Outsourced Services - 2.2%

                    66,000   Automatic Data Processing,  Inc.                                                              2,727
                    85,000   First Data Corp.                                                                              3,697

Department Stores - 1.7%

                    80,000 * Kohl's Corp.                                                                                  3,855
                    32,900   Nordstrom, Inc.                                                                               1,258

Diversified Banks - 4.4%

                   183,000   U.S. Bancorp                                                                                  5,289
                   127,000   Wells Fargo & Co.                                                                             7,573

Diversified Metals & Mining - 1.3%

                    90,600   BHP Billiton, Ltd. (ADR)                                                                      1,880
                    51,200 * Inco, Ltd.                                                                                    1,999

Electric Utilities - 2.2%

                    90,000   Exelon Corp.                                                                                  3,302
                    79,000   FirstEnergy Corp.                                                                             3,245

Electrical Components & Equipment - 0.9%

                    42,000   Emerson Electric Co.                                                                          2,599

General Merchandise Stores - 3.4%

                   103,000   Target Corp.                                                                                  4,661
                    99,000   Wal-Mart Stores, Inc.                                                                         5,267

Health Care Distributors - 0.9%

                    62,000   Cardinal Health, Inc.                                                                         2,714

Health Care Equipment - 1.9%

                    85,000   Medtronic, Inc.                                                                               4,412
                    24,600   Stryker Corp.                                                                                 1,183

Home Furnishings - 0.8%

                    84,000   Leggett & Platt, Inc.                                                                         2,360

Home Improvement Retail - 1.5%

                   110,000   Home Depot, Inc.                                                                              4,312

Household Products - 3.4%

                    58,000   Kimberly-Clark Corp.                                                                          3,746
                   116,000   Procter & Gamble Co.                                                                          6,278

Industrial Conglomerates - 2.3%

                   206,300   General Electric Co.                                                                          6,928

Industrial Gases - 1.3%

                    88,000   Praxair, Inc.                                                                                 3,761

Industrial Machinery - 2.7%

                    58,000   Illinois Tool Works, Inc.                                                                     5,404
                    40,000   Ingersoll-Rand Co. (Class A)                                                                  2,719

Integrated Oil & Gas - 4.9%

                   118,000   ChevronTexaco Corp.                                                                           6,330
                   167,000   Exxon Mobil Corp.                                                                             8,071

Integrated Telecommunications Services - 2.9%

                    85,000   CenturyTel, Inc.                                                                              2,910
                   144,000   Verizon Communications, Inc.                                                                  5,671

IT Consulting & Other Services - 1.0%

                   125,000 * SunGard Data Systems, Inc.                                                                    2,971

Metal & Glass Containers - 1.3%

                   104,000   Ball Corp.                                                                                    3,893

Motorcycle Manufacturers - 0.9%

                    45,600   Harley-Davidson, Inc.                                                                         2,710

Movies & Entertainment - 1.0%

                   178,000 * Time Warner, Inc.                                                                             2,873

Multi-Line Insurance - 3.3%

                    96,000   American International Group,  Inc.                                                           6,527
                    50,000   Hartford Financial Services  Group, Inc.                                                      3,097

Oil & Gas Equipment & Services - 1.2%

                    51,500   Schlumberger, Ltd.                                                                            3,466

Oil & Gas Exploration & Production - 1.4%

                    80,000   Apache Corp.                                                                                  4,009

Other Diversified Financial Services - 0.0%

                     1,001   Citigroup, Inc.                                                                                  44

Packaged Foods & Meats - 0.4%

                    28,200   Kellogg Co.                                                                                   1,203

Personal Products - 1.2%

                    29,100   Colgate-Palmolive Co.                                                                         1,315
                    52,000   Estee Lauder Cos., Inc.  (Class A)                                                            2,174

Pharmaceuticals - 8.0%

                   146,000   Abbott Laboratories                                                                           6,185
                    40,000   Eli Lilly & Co.                                                                               2,402
                    78,500   Johnson & Johnson                                                                             4,422
                   157,300   Pfizer, Inc.                                                                                  4,813
                   154,000   Wyeth                                                                                         5,760

Publishing - 1.6%

                    43,000   Gannett Co., Inc.                                                                             3,602
                    28,800   Tribune Co.                                                                                   1,185

Regional Banks - 2.0%

                    59,000   Fifth Third Bancorp                                                                           2,904
                    69,000   First Horizon National Corp.                                                                  2,992

Semiconductor Equipment - 1.0%

                   181,000 * Applied Materials, Inc.                                                                       2,985

Semiconductors - 2.7%

                   216,000   Intel Corp.                                                                                   4,333
                   170,000   Texas Instruments, Inc.                                                                       3,618

Soft Drinks - 1.9%

                   115,000   PepsiCo, Inc.                                                                                 5,595

Systems Software - 2.8%

                   303,000   Microsoft Corp.                                                                               8,378

Thrifts & Mortgage Finance - 1.3%

                   100,000   Washington Mutual, Inc.                                                                       3,908

                                                                                                                    -------------

TOTAL COMMON STOCKS   (cost  $200,846)                                                                                   264,064
                                                                                                                    -------------


CASH EQUIVALENTS - 11.5%

Investment Companies

                14,151,969   AIM Short-Term Investments Co.                                                               14,152
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                13,857,136   American AAdvantage Money    Market Select Fund                                              13,857
                 5,849,950   State Street Navigator    Securities Lending Prime    Portfolio **                            5,850

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $33,859)                                                                                  33,859
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $234,705)  -  100.9%                                                                          297,923

           Other Assets, less Liabilities                                                                                 (2,681)

                                                                                                                    -------------

NET ASSETS                                                                                                              $295,242
                                                                                                                    =============


* Non-income producing security.

** Represents invested collateral received related to $5,684,250 in securities on loan under securities lending agreements.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $234,824. Net unrealized appreciation approximated $63,099, of which $78,264 is related to appreciated investment securities and $15,165 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.



As of September 30, 2004
Safeco RST Multi-Cap Core Portfolio
(Unaudited)

                                                                                                                       VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                            (000's)
---------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 98.0%

Advertising - 2.3%

                     6,800 * Getty Images, Inc.                                                                             $376
                    66,400   Interpublic Group Cos., Inc.                                                                    703

Aerospace & Defense - 1.3%

                    11,800   Northrop Grumman Corp.                                                                          629

Air Freight & Logistics - 1.0%

                     9,600   Expeditors International of  Washington, Inc.                                                   496

Airlines - 1.7%

                    33,300 * Alaska Air Group, Inc.                                                                          825

Application Software - 2.0%

                    71,100 * Captaris, Inc.                                                                                  303
                    14,600 * Intuit, Inc.                                                                                    663

Asset Management & Custody Banks - 1.1%

                    23,600   Waddell & Reed Financial, Inc.                                                                  519

Automobile Manufacturers - 0.9%

                    19,300 * Monaco Coach Corp.                                                                              418

Biotechnology - 1.5%

                     8,400 * Amgen, Inc.                                                                                     476
                    10,900 * Icos Corp.                                                                                      263

Broadcasting & Cable TV - 1.2%

                    16,900   Viacom, Inc. (Class B)                                                                          567

Construction & Farm Machinery & Heavy Trucks - 1.3%

                     8,800   PACCAR, Inc.                                                                                    608

Consumer Finance - 3.3%

                    29,000   MBNA Corp.                                                                                      731
                    55,000 * Providian Financial Corp.                                                                       855

Data Processing & Outsourced Services - 1.1%

                    14,800 * Fiserv, Inc.                                                                                    516

Distributors - 0.9%

                    28,000 * Ingram Micro, Inc.  (Class A)                                                                   451

Diversified Banks - 1.7%

                    27,400   U.S. Bancorp                                                                                    792

Diversified Chemicals - 1.2%

                     9,400   PPG Industries, Inc.                                                                            576

Diversified Commercial Services - 1.1%

                    26,700 * FTI Consulting, Inc.                                                                            505

Diversified Metals & Mining - 1.6%

                     8,200   Phelps Dodge Corp.                                                                              755

Electric Utilities - 1.8%

                    29,000 * PG&E Corp.                                                                                      882

Electronic Equipment Manufacturers - 3.5%

                    24,500 * FEI Co.                                                                                         484
                    36,400 * Tektronix, Inc.                                                                               1,210

Environmental Services - 1.6%

                    26,300   Republic Services, Inc.                                                                         783

Food Distributors - 1.1%

                    21,900 * Performance Food Group Co.                                                                      519

Food Retail - 3.6%

                    62,000 * Kroger Co.                                                                                      962
                    39,500 * Safeway, Inc.                                                                                   763

Health Care Distributors - 1.1%

                     9,800   AmerisourceBergen Corp.                                                                         526

Health Care Facilities - 2.7%

                    17,200 * Accredo Health, Inc.                                                                            405
                    26,200 * Triad Hospitals, Inc.                                                                           902

Health Care Services - 2.6%

                    23,300 * American Healthways, Inc.                                                                       678
                    23,200   IMS Health, Inc.                                                                                555

Health Care Supplies - 1.6%

                    11,200   Cooper Companies, Inc.                                                                          768

Home Furnishings - 1.9%

                    31,700   Leggett & Platt, Inc.                                                                           891

Hotels, Resorts & Cruise Lines - 1.5%

                    27,600 * Ambassadors Group, Inc.                                                                         745

Hypermarkets & Super Centers - 1.1%

                    13,000 * Costco Wholesale Corp.                                                                          540

Industrial Conglomerates - 1.6%

                     9,900   ITT Industries, Inc.                                                                            792

Industrial Machinery - 2.2%

                    24,100 * Terex Corp.                                                                                   1,046

Integrated Oil & Gas - 1.1%

                     9,200   BP, plc (ADR)                                                                                   529

Integrated Telecommunications Services - 4.0%

                    23,600   CenturyTel, Inc.                                                                                808
                    20,600   SBC Communications, Inc.                                                                        534
                    14,700   Verizon Communications, Inc.                                                                    579

Internet Software & Services - 1.3%

                    16,900 * CheckFree Corp.                                                                                 468
                    36,000 * WatchGuard Technologies, Inc.                                                                   168

Leisure Products - 2.3%

                    62,100   Mattel, Inc.                                                                                  1,126

Life & Health Insurance - 4.5%

                    13,700   CIGNA Corp.                                                                                     954
                    16,900   StanCorp Financial Group, Inc.                                                                1,203

Metal & Glass Containers - 1.6%

                    20,800   Ball Corp.                                                                                      779

Multi-Utilities & Unregulated Power - 1.7%

                    45,800   Avista Corp.                                                                                    829

Oil & Gas Drilling - 2.2%

                    30,000 * Pride International, Inc.                                                                       594
                    12,800   Transocean Sedco Forex, Inc.                                                                    458

Oil & Gas Exploration & Production - 4.4%

                    11,700   Anadarko Petroleum Corp.                                                                        776
                    14,200   Apache Corp.                                                                                    712
                    19,300   XTO Energy, Inc.                                                                                627

Other Diversified Financial Services - 1.5%

                    21,400   A.G. Edwards, Inc.                                                                              741

Pharmaceuticals - 3.2%

                    23,900   Pfizer, Inc.                                                                                    731
                    21,200   Wyeth                                                                                           793

Regional Banks - 2.5%

                    28,852   Washington Banking Co.                                                                          433
                    36,000   West Coast Bancorp, Inc.                                                                        750

Semiconductors - 2.8%

                    36,300   Intel Corp.                                                                                     728
                    36,700 * Micron Technology, Inc.                                                                         442
                    50,400 * TriQuint Semiconductor, Inc.                                                                    197

Soft Drinks - 1.4%

                    13,600   PepsiCo, Inc.                                                                                   662

Specialty Chemicals - 1.1%

                    16,500   Ecolab, Inc.                                                                                    519

Specialty Stores - 2.6%

                    53,300   Foot Locker, Inc.                                                                             1,263

Systems Software - 1.5%

                    18,200   Microsoft Corp.                                                                                 503
                    19,020 * NetIQ Corp.                                                                                     204

Thrifts & Mortgage Finance - 3.4%

                    19,700   PMI Group, Inc.                                                                                 799
                    21,500   Washington Mutual, Inc.                                                                         840

Trading Companies & Distributors - 1.8%

                    14,700   W.W. Grainger, Inc.                                                                             847

                                                                                                                    -------------

TOTAL COMMON STOCKS   (cost  $43,423)                                                                                     47,074
                                                                                                                    -------------



CASH EQUIVALENTS - 7.2%

Investment Companies

                   988,541   AIM Short-Term Investments Co.                                                                  989
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                 2,487,103   State Street Navigator    Securities Lending Prime    Portfolio **                            2,487

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $3,476)                                                                                    3,476
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $46,899)  -  105.2%                                                                            50,550

           Other Assets, less Liabilities                                                                                 (2,496)

                                                                                                                    -------------

NET ASSETS                                                                                                               $48,054
                                                                                                                    =============


* Non-income producing security.

** Represents invested collateral received related to $2,438,276 in securities on loan under securities lending agreements.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $46,925. Net unrealized appreciation approximated $3,625, of which $8,221 is related to appreciated investment securities and $4,596 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco RST Small-Cap Value Portfolio
(Unaudited)

                                                                                                                       VALUE
SHARES OR PRINCIPAL AMOUNT                                                                                            (000's)
---------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 88.9%

Aerospace & Defense - 1.6%

                    19,700 * United Defense Industries, Inc.                                                                $788

Asset Management & Custody Banks - 1.5%

                    50,700 * Apollo Investment Corp.                                                                         717

Casinos & Gaming - 2.0%

                    31,200 * Ameristar Casinos, Inc.                                                                         944

Catalog Retail - 2.1%

                    60,700 * Insight Enterprises, Inc.                                                                     1,022

Communication Equipment - 2.6%

                    17,300   Black Box Corp.                                                                                 639
                    14,700 * Plantronics, Inc.                                                                               636

Computer Storage & Peripherals - 3.1%

                    71,000 * Hypercom Corp.                                                                                  524
                    27,700 * Imation Corp.                                                                                   986

Construction & Engineering - 3.7%

                    46,700 * Astec Industries, Inc.                                                                          893
                    34,200   URS Corp.                                                                                       912

Construction Materials - 1.5%

                    14,325   Florida Rock Industries, Inc.                                                                   702

Consumer Finance - 5.1%

                    56,900 * AmeriCredit Corp.                                                                             1,188
                    52,700   Cash America International, Inc.                                                              1,289

Diversified Metals & Mining - 2.5%

                    19,800   Precision Castparts Corp.                                                                     1,189

Electric Utilities - 1.5%

                    25,700   IDACORP, Inc.                                                                                   747

Electronic Equipment Manufacturers - 1.8%

                    30,000 * Benchmark Electronics, Inc.                                                                     894

Environmental Services - 0.7%

                     7,300   Landauer, Inc.                                                                                  342

Health Care Facilities - 0.7%

                    63,100 * Hanger Orthopedic Group, Inc.                                                                   316

Home Furnishings - 0.5%

                     9,100   Furniture Brands International, Inc.                                                            228

Home Improvement Retail - 2.1%

                    36,900   Building Materials Holding Corp.                                                              1,015

Homebuilding - 4.5%

                     6,900 * Beazer Homes USA, Inc.                                                                          738
                   141,100 * Champion Enterprises, Inc.                                                                    1,452

Integrated Oil & Gas - 2.5%

                    34,300   World Fuel Services Corp.                                                                     1,228

Investment Banking & Brokerage - 1.7%

                    49,900   SWS Group, Inc.                                                                                 802

Life & Health Insurance - 1.7%

                    11,800   StanCorp Financial Group, Inc.                                                                  840

Oil & Gas Equipment & Services - 5.0%

                    66,200 * Key Energy Services, Inc.                                                                       732
                    45,200 * Lone Star Technologies, Inc.                                                                  1,709

Packaged Foods & Meats - 0.7%

                     8,300   Lancaster Colony Corp.                                                                          350

Photographic Products - 0.4%

                    92,300 * Concord Camera Corp.                                                                            172

Property & Casualty Insurance - 4.8%

                    13,900   First American Corp.                                                                            429
                    45,800 * Ohio Casualty Corp.                                                                             959
                    24,900   RLI Corp.                                                                                       935

Real Estate Investment Trust - 7.2%

                    14,700   Alexandria Real Estate Equities, Inc.                                                           966
                    14,500   Camden Property Trust                                                                           670
                    28,700   First Potomac Realty Trust                                                                      593
                    46,200   Hanover Capital Mortgage Holdings, Inc.                                                         573
                    25,300   Impac Mortgage Holdings, Inc.                                                                   665

Regional Banks - 5.8%

                    35,600   Central Pacific Financial Corp.                                                                 980
                    29,000   Greater Bay Bancorp                                                                             834
                    23,610   Hanmi Financial Corp.                                                                           713
                     7,943   Provident Bankshares Corp.                                                                      266

Restaurants - 1.0%

                    15,100 * Jack in the Box, Inc.                                                                           479

Semiconductors - 1.0%

                   102,800 * Lattice Semiconductor Corp.                                                                     505

Specialty Chemicals - 1.7%

                    38,000   Sensient Technologies Corp.                                                                     822

Specialty Stores - 5.5%

                    47,600   Foot Locker, Inc.                                                                             1,128
                    81,800 * Hollywood Entertainment Corp.                                                                   807
                    18,600   Regis Corp.                                                                                     748

Steel - 1.4%

                    20,550   Schnitzer Steel Industries, Inc.                                                                665

Technology Distributors - 1.9%

                    26,000 * Anixter International, Inc.                                                                     912

Thrifts & Mortgage Finance - 2.6%

                    18,900 * BankUnited Financial Corp. (Class A)                                                            551
                    19,240   PFF Bancorp, Inc.                                                                               736

Tobacco - 1.2%

                    13,300   Universal Corp.                                                                                 594

Trucking - 5.3%

                    16,800   Arkansas Best Corp.                                                                             615
                    19,800 * Landstar System, Inc.                                                                         1,162
                    47,600 * Pacer International, Inc.                                                                       781

                                                                                                                    -------------

TOTAL COMMON STOCKS   (cost  $29,927)                                                                                     43,082
                                                                                                                    -------------


INDEXED SECURITIES - 1.9%

Indexed Securities - 1.9%

                     5,400   iShares Russell 2000    Value Index Fund                                                        927

                                                                                                                    -------------

TOTAL INDEXED SECURITIES   (cost  $881)                                                                                      927
                                                                                                                    -------------


CASH EQUIVALENTS - 22.6%

Investment Companies

                 2,313,906   AIM Short-Term Investments Co.                                                                2,314
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                   628,693   American AAdvantage Money    Market Select Fund                                                 629
                 8,029,422   State Street Navigator    Securities Lending Prime    Portfolio **                            8,029

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $10,972)                                                                                  10,972
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $41,780)  -  113.4%                                                                            54,981

           Other Assets, less Liabilities                                                                                 (6,490)

                                                                                                                    -------------

NET ASSETS                                                                                                               $48,491
                                                                                                                    =============


*  Non-income producing security.

** Represents invested collateral received related to $7,901,817 in securities on loan under securities lending agreements.

Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $41,876. Net unrealized appreciation approximated $13,105, of which $14,843 is related to appreciated investment securities and $1,738 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.

As of September 30, 2004
Safeco RST Bond Portfolio
 (Unaudited)

                                                                                                                       VALUE
PRINCIPAL AMOUNT                                                                                                      (000's)
---------------------------------------------------------------------------------------------------------------------------------


ASSET BACKED SECURITIES - 1.3%

Consumer Finance - 1.3%

                  $191,807   Americredit Automobile    Receivables Trust    1.93%, due 12/12/07                             $192
                   420,000   MBNA Credit Card Master    Note Trust    1.71%, due 12/15/08                                    420

                                                                                                                    -------------

TOTAL ASSET BACKED SECURITIES   (cost  $612)                                                                                 612
                                                                                                                    -------------


CORPORATE BONDS - 34.0%

Aerospace & Defense - 1.8%

                   190,000   Boeing Co.    5.125%, due 2/15/13                                                               196
                   585,000   Honeywell International, Inc.    7.50%, due 3/01/10                                             682

Agricultural Products - 0.7%

                   280,000   Unilever Capital Corp.    7.125%, due 11/01/10                                                  324

Apparel Retail - 0.3%

                   140,000   Nordstrom, Inc.    5.625%, due 1/15/09                                                          149

Automobile Manufacturers - 1.4%

                   635,000   Ford Motor Co.    7.25%, due 10/01/08                                                           685

Brewers - 0.6%

                   280,000 # Miller Brewing Co. (144A)    5.50%, due 8/15/13    (acquired 11/19/03)    (cost $287,053)       292

Broadcasting & Cable TV - 1.4%

                   685,000   Comcast Corp.    5.30%, due 1/15/14                                                             686

Communication Equipment - 0.7%

                   350,000   Corning, Inc.    5.90%, due 3/15/14                                                             342

Diversified Banks - 3.8%

                   270,000   HSBC Bank USA    4.625%, due 4/01/14                                                            265
                   855,000   International Bank for    Reconstruction & Development    4.375%, due 9/28/06                   881
                   225,000   U.S. Bancorp    3.125%, due 3/15/08                                                             221
                   415,000   Wachovia Corp.    5.00%, due 8/15/15                                                            417

Electric Utilities - 1.7%

                   140,000   Dominion Resources, Inc.    6.25%, due 6/30/12                                                  152
                   305,000   PSEG Power LLC    6.95%, due 6/01/12                                                            342
                   285,000   Southern California Edison Co.    8.00%, due 2/15/07                                            315

Fertilizers & Agricultural Chemicals - 0.5%

                   220,000   Potash Corp. of Saskatchewan,    Inc.    4.875%, due 3/01/13                                    220

Forest Products - 0.2%

                    81,000   Weyerhaeuser Co.    5.50%, due 3/15/05                                                           82

Housewares & Specialties - 0.6%

                   275,000   Newell Rubbermaid, Inc.    4.625%, due 12/15/09                                                 278

Integrated Oil & Gas - 1.2%

                   370,000   Pemex Project Funding    Master Trust    9.125%, due 10/13/10                                   440
                   140,000   USX Corp.    6.85%, due 3/01/08                                                                 154

Integrated Telecommunications Services - 1.6%

                   190,000   Verizon Global Funding Corp.    7.375%, due 9/01/12                                             222
                   535,000   Verizon Wireless Capital LLC    5.375%, due 12/15/06                                            560

Investment Banking & Brokerage - 1.5%

                   250,000   Goldman Sachs Group, Inc.    4.125%, due 1/15/08                                                255
                   210,000   JPMorgan Chase & Co., Inc.    4.50%, due 11/15/10                                               213
                   200,000   Morgan Stanley    6.60%, due 4/01/12                                                            223

Life & Health Insurance - 1.9%

                   415,000 # Jackson National Life Global                                                                    415
                             Funding, LLC (144A)
                             2.04%, due 3/11/05
                             (acquired 9/05/02) (cost $415,000)
                   450,000   Lincoln National Corp.    5.25%, due 6/15/07                                                    472

Movies & Entertainment - 0.5%

                   215,000   Time Warner, Inc.    6.75%, due 4/15/11                                                         239

Multi-Utilities & Unregulated Power - 1.1%

                   470,000   Avista Corp.    7.75%, due 1/01/07                                                              509

Oil & Gas Equipment & Services - 0.4%

                   215,000   Petroleum-Canada    4.00%, due 7/15/13                                                          201

Oil & Gas Refining, Marketing & Transportation - 0.7%

                   295,000   Kinder Morgan Energy Partners,    L.P.    6.75%, due 3/15/11                                    329

Other Diversified Financial Services - 3.7%

                   415,000   American Express Co.    4.875%, due 7/15/13                                                     421
                   210,000   Citigroup, Inc.    7.25%, due 10/01/10                                                          247
                   585,000   General Electric Capital Corp.    5.45%, due 1/15/13                                            620
                   180,000   Household Finance Corp.    7.875%, due 3/01/07                                                  199
                   280,000   Lehman Brothers Holdings, Inc.    4.375%, due 11/30/10                                          280

Property & Casualty Insurance - 0.6%

                   250,000   Ohio Casualty Corp.    7.30%, due 6/15/14                                                       264

Real Estate Investment Trust - 0.8%

                   350,000   Health Care REIT, Inc.    6.00%, due 11/15/13                                                   359

Regional Banks - 0.6%

                   280,000   KeyCorp    2.75%, due 2/27/07                                                                   277

Soft Drinks - 0.6%

                   280,000   Bottling Group, LLC    5.00%, due 11/15/13                                                      288

Specialized Finance - 2.7%

                   725,000   General Motors Acceptance    Corp.    6.125%, due 9/15/06                                       758
                   460,000   National Rural Utilities    Cooperative Finance Corp.    7.25%, due 3/01/12                     532

Thrifts & Mortgage Finance - 1.8%

                   515,000   Countrywide Home Loans, Inc.    3.50%, due 12/19/05                                             520
                   320,000   Washington Mutual Bank    Corp.    5.50%, due 1/15/13                                           332

Wireless Telecommunication Services - 0.6%

                   280,000   Vodafone Group, plc (ADR)    5.00%, due 12/16/13                                                284

                                                                                                                    -------------

TOTAL CORPORATE BONDS   (cost  $15,579)                                                                                   16,142
                                                                                                                    -------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7%

Commercial - 0.1%

                    71,390   Asset Securitization Corp.    7.32%, due 1/13/30                                                 72

U.S. Government Agency Obligations - 2.6%

                   224,427   Freddie Mac    3.50%, due 9/15/10                                                               225
                   955,000   Freddie Mac    6.00%, due 4/15/32                                                               996

                                                                                                                    -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $1,312)                                                                 1,293
                                                                                                                    -------------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES - 27.7%

Federal Home Loan Mortgage Corporation (FHLMC) - 0.6%

                   261,676   6.50%, due 1/01/29                                                                              275

Federal National Mortgage Association (FNMA) - 26.6%

                 1,753,149   4.816%, due 12/01/12                                                                          1,797
                 1,640,426   5.00%, due 12/01/17                                                                           1,671
                 1,556,550   5.00%, due 3/01/33                                                                            1,544
                   802,968   5.00%, due 5/01/34                                                                              796
                 1,387,202   5.50%, due 2/01/18                                                                            1,439
                   655,596   5.50%, due 7/01/23                                                                              672
                 1,133,517   5.50%, due 9/01/17                                                                            1,174
                    47,169   6.00%, due 1/01/29                                                                               49
                   458,578   6.00%, due 3/01/31                                                                              475
                   765,014   6.00%, due 3/01/33                                                                              793
                   110,044   6.00%, due 6/01/15                                                                              116
                   482,030   6.00%, due 8/01/32                                                                              500
                   169,882   6.00%, due 9/01/29                                                                              176
                    69,127   6.50%, due 1/01/15                                                                               73

                   267,497   6.50%, due 7/01/29                                                                              281
                   104,535   7.00%, due 3/01/12                                                                              111
                    43,458   8.00%, due 1/01/31                                                                               47
                    88,410   8.00%, due 10/01/30                                                                              96
                    83,068   8.00%, due 2/01/29                                                                               91
                    31,795   8.00%, due 2/01/30                                                                               35
                    11,110   8.00%, due 2/01/30                                                                               12
                   481,725   8.00%, due 3/01/31                                                                              525
                    54,449   8.00%, due 4/01/08                                                                               58
                    13,464   8.00%, due 4/01/30                                                                               15
                    20,211   8.00%, due 5/01/31                                                                               22
                    39,760   8.00%, due 7/01/30                                                                               43
                    33,312   9.50%, due 2/01/21                                                                               38

Government National Mortgage Association (GNMA) - 0.5%

                    13,230   6.00%, due 4/15/14                                                                               14
                    91,967   6.00%, due 8/15/13                                                                               97
                    79,696   7.00%, due 4/15/28                                                                               85
                    41,248   7.75%, due 11/15/29                                                                              45

                                                                                                                    -------------

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES   (cost  $12,951)                                               13,165
                                                                                                                    -------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.1%

U.S. Government Agency Obligations - 16.1%

                 1,390,000   Fannie Mae    4.40619%, due 2/17/09                                                           1,397
                   730,000   Fannie Mae (Unsecured Note)    5.24%, due 8/07/18                                               737
                 1,785,000   Federal Home Loan Bank    (Unsecured Bond)    3.625%, due 11/14/08                            1,793
                   435,000   Federal Home Loan Mortgage    Corp. (Unsecured Note)    3.34%, due 6/09/10                      421
                   470,000   Federal Home Loan Mortgage    Corp. (Unsecured Note)    3.50%, due 2/13/08                      473
                 1,230,000   Federal Home Loan Mortgage    Corp. (Unsecured Note)    4.00%, due 6/12/13                    1,170
                   900,000   Freddie Mac (Unsecured Note)    4.00%, due 12/30/13                                             858
                   790,000   Freddie Mac (Unsecured Note)    5.20%, due 3/05/19                                              775

U.S. Treasury Notes - 12.0%

                   405,000   1.50%, due 7/31/05                                                                              403
                   685,000   3.125%, due 10/15/08                                                                            684
                   160,000   4.25%, due 8/15/13                                                                              162
                   575,000   5.50%, due 8/15/28                                                                              618
                   685,000   7.00%, due 7/15/06                                                                              738
                   685,000   7.125%, due 2/15/23                                                                             873
                 1,820,000   U.S. Treasury Inflation Index    Note    3.50%, due 1/15/11                                   2,242

                                                                                                                    -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $13,217)                                                              13,344
                                                                                                                    -------------


MUNICIPAL BONDS - 1.1%

Electric Utilities - 1.1%

                   515,000   California State Department    of Water Resources    Supply Revenue    4.33%, due 5/01/06       524

                                                                                                                    -------------

TOTAL MUNICIPAL BONDS   (cost  $515)                                                                                         524
                                                                                                                    -------------


CASH EQUIVALENTS - 7.3%

Investment Companies

                 2,127,178   AIM Short-Term Investments Co.                                                                2,127
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                 1,367,190   State Street Navigator    Securities Lending Prime    Portfolio **                            1,367

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $3,494)                                                                                    3,494
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $47,680)  -  102.2%                                                                            48,574

           Other Assets, less Liabilities                                                                                 (1,031)

                                                                                                                    -------------

NET ASSETS                                                                                                               $47,543
                                                                                                                    =============



** Represents invested collateral received related to $1,339,335 in securities on loan under securities lending agreements.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under Rule 144A of the Securities Act of 1933. The total cost of such securities is $702,000 and the total value is $707,000 or 1.5% of net assets.



Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $47,798. Net unrealized appreciation approximated $776, of which $1,031 is related to appreciated investment securities and $255 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.




As of September 30, 2004
Safeco RST Money Market Portfolio
(Unaudited)


                                                                                                                       VALUE
PRINCIPAL AMOUNT (000's)                                                                                              (000's)
---------------------------------------------------------------------------------------------------------------------------------



COMMERCIAL PAPER  - 31.0%

Distributors - 4.4%

                    $1,000   PepsiCo, Inc.    1.70%, due 10/14/04                                                           $999

Diversified Chemicals - 4.4%

                     1,000   Du Pont (E.I.) de Nemours    & Co.    1.74%, due 10/28/04                                       999

Food Retail - 4.4%

                     1,000   Nestle Capital Corp.    1.740%, due 10/13/04                                                    999

Industrial Conglomerates - 4.4%

                     1,000   Minnesota Mining    & Manufacturing Co.    1.54%, due 10/06/04                                  999

Other Diversified Financial Services - 4.4%

                     1,000   Golden Peanut Co., LLC    1.71%, due 11/09/04                                                   998

Packaged Foods & Meats - 4.5%

                     1,000   Hershey Food Group    1.53%, due 10/07/04                                                     1,000

Pharmaceuticals - 4.5%

                     1,000   Pfizer, Inc.    1.54%, due 10/12/04                                                           1,000

                                                                                                                    -------------

TOTAL COMMERCIAL PAPER   (cost  $6,994)                                                                                    6,994
                                                                                                                    -------------


CORPORATE BONDS  - 46.8%

Asset Management & Custody Banks - 4.2%

                       910   Mellon Funding Corp.    7.50%, due 6/15/05                                                      942

Brewers - 3.1%

                       700   New Belgium Brewery Co.    1.95%, due 7/01/15    Put Date 10/07/04                              700

Diversified Banks - 2.2%

                       500   Boatmen's Bancshares    7.625%, due 10/01/04                                                    500

Electric Utilities - 4.5%

                       500   National Rural Utilities    Cooperative Finance Corp.    2.2125%, due 3/10/05                   501
                       500   National Rural Utilities    Cooperative Finance Corp.    6.125%, due 5/15/05                    512

General Merchandise Stores - 5.8%

                       300   Racetrac Capital, LLC    1.84%, due 4/01/18    Put Date 10/07/04                                300
                     1,000   Wal-Mart Stores, Inc.    1.6975%, due 2/22/05                                                 1,000

Health Care Facilities - 2.2%

                       500   ACTS Retirement-Life    Communities, Inc.    1.81%, due 11/15/29    Put Date 10/01/04           500

Investment Banking & Brokerage - 1.7%

                       200   Lehman Brothers Holdings, Inc.    8.75%, due 3/15/05                                            206
                       175   Salomon Smith Barney    Holdings, Inc.    6.25%, due 6/15/05                                    180

Other Diversified Financial Services - 12.8%

                       125   Associates Corporation of    North America    6.10%, due 1/15/05                                126
                     1,000   Caterpillar Financial Services    Corp.    1.94%, due 4/25/05                                 1,002
                       750   Citigroup, Inc.    1.83%, due 9/01/05                                                           751
                     1,000   Security Capital Group    7.80%, due 1/19/05                                                  1,018

Real Estate Management & Development - 2.7%

                       600   SF Tarns, LLC    1.91%, due 1/01/28    Put Date 10/07/04                                        600

Thrifts & Mortgage Finance - 7.6%

                       700   Abbey National, plc    8.20%, due 10/15/04                                                      702
                     1,000   Countrywide Home Loans, Inc.    6.84%, due 10/22/04                                           1,003

                                                                                                                    -------------

TOTAL CORPORATE BONDS   (cost  $10,543)                                                                                   10,543
                                                                                                                    -------------



COLLATERALIZED MORTGAGE OBLIGATIONS  - 4.4%

U.S. Government Agency Obligations - 4.4%

                       996   Freddie Mac    1.86%, due 1/15/42    Put Date 10/07/04                                          996

                                                                                                                    -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $996)                                                                     996
                                                                                                                    -------------


MUNICIPAL BONDS  - 10.6%

Managed Health Care - 10.6%

                     1,225   Maryland Health and Higher                                                                   1,225
                             Education Facilities Authority
                             Revenue (University of    Maryland Medical System)
                             1.85%, due 7/01/29
                             Put Date 10/06/04

                     1,160   Maryland Health and Higher                                                                  1,160
                             Education Facilities Authority
                             Revenue
                             1.85%, due 1/01/28
                             Put Date 10/06/04

                                                                                                                    -------------

TOTAL MUNICIPAL BONDS   (cost  $2,385)                                                                                     2,385
                                                                                                                    -------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS  - 4.4%

U.S. Government Agency Obligations - 4.4%

                     1,000   Federal Home Loan Bank    (Unsecured Bond)    1.70%, due 5/24/05                              1,000

                                                                                                                    -------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $1,000)                                                                1,000
                                                                                                                    -------------


CASH EQUIVALENTS  - 6.8%

Investment Companies

                     1,077   AIM Short-Term Investments Co.                                                                1,077
                             Liquid Assets Money Market    Portfolio (Institutional Shares)
                       450   American AAdvantage Money    Market Select Fund                                                 450

                                                                                                                    -------------

TOTAL CASH EQUIVALENTS   (cost  $1,527)                                                                                    1,527
                                                                                                                    -------------


TOTAL INVESTMENTS   (cost  $23,445)  -  104.0%                                                                            23,445

           Other Assets, less Liabilities                                                                                   (896)

                                                                                                                    -------------

NET ASSETS                                                                                                               $22,549
                                                                                                                    =============



If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.


Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 9/30/04. These rates change periodically based on specified market rates or indices.


Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securites for income tax purposes approximated $23,445.

The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.





ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.





(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                             Safeco Resource Series Trust


                                             /s/ Roger F. Harbin
                                             -------------------------
                                                 Roger F. Harbin
                                                 President



           Date:  November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Safeco Resource Series Trust


                                             /s/ David N. Evans
                                             -------------------------
                                                 David N. Evans
                                                 Treasurer

           Date:  November 10, 2004